STOCK OPTIONS (Details Textual) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 14, 2015	Nov. 24, 2015	Feb. 17, 2015	Dec. 31, 2014	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					6,960,609
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				6 years 5 months 19 days	6 years 1 month 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				6 years 3 months 29 days	5 years 5 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					10,800,000
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					650,000
Allocated Share-based Compensation Expense		$ 23,442
Fair Value Of Options		$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value				$ 230,930
Allocated Share-based Compensation Expense				$ 82,038	$ 83,034
April issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				188,736
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value				$ 118,957
Allocated Share-based Compensation Expense				$ 30,535	18,619
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				125,824
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.165
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.23
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1				7 years
Fair Value Of Options					$ 1,259,487
Director and Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,495,000		314,560
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					78,643
Allocated Share-based Compensation Expense	$ 19,552				$ 63,774
Fair Value Of Options	$ 1,260,437		$ 136,613
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years